RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Short-Term
Allowances for advances to growers and suppliers	$ (16,462)	$ (15,817)
Net advances to growers and suppliers	112,818	106,864
Long-Term
Net advances to growers and suppliers	13,093	10,486
Secured advances
Short-Term
Gross advances to growers and suppliers	75,845	66,485
Allowances for advances to growers and suppliers	(13,205)	(12,534)
Long-Term
Gross advances to growers and suppliers	10,453	8,317
Allowance for advances to growers and suppliers	0	0
Unsecured advances
Short-Term
Gross advances to growers and suppliers	53,435	56,196
Allowances for advances to growers and suppliers	(3,257)	(3,283)
Long-Term
Gross advances to growers and suppliers	5,801	5,316
Allowance for advances to growers and suppliers	$ (3,161)	$ (3,147)